American Funds Portfolio Series
American Funds Global Growth Portfolio
Investment portfolio
July 31, 2026
unaudited
Fund investments Growth funds 83%	Shares	Value (000)
New Perspective Fund, Class R-6	21,463,826	$1,594,548
SMALLCAP World Fund, Inc., Class R-6	13,830,370	1,166,730
The Growth Fund of America, Class R-6	12,100,916	1,031,482
EUPAC Fund, Class R-6	12,833,525	809,667
New World Fund, Inc., Class R-6	7,569,463	804,482
The New Economy Fund, Class R-6 (a)	9,100,611	775,372
American Funds Global Insight Fund, Class R-6	13,013,164	407,182
		6,589,463
Growth-and-income funds 17%
Capital World Growth and Income Fund, Class R-6	16,887,632	1,367,054
Total investment securities 100% (cost: $5,390,565,000)		7,956,517
Other assets less liabilities 0%		(1,778)
Net assets 100%		$7,954,739
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 83%
New Perspective Fund, Class R-6	$1,426,715	$176,534	$—	$—	$(8,701)	$1,594,548	$18,602	$73,538
SMALLCAP World Fund, Inc., Class R-6	1,035,546	76,508	26,499	(304)	81,479	1,166,730	10,417	39,874
The Growth Fund of America, Class R-6	1,081,524	145,814	141,548	24,704	(79,012)	1,031,482	5,882	100,131
EUPAC Fund, Class R-6	579,295	261,276	4,678	605	(26,831)	809,667	17,394	86,929
New World Fund, Inc., Class R-6	509,993	243,484	8,634	1,520	58,119	804,482	7,313	22,295
The New Economy Fund, Class R-6 (a)	1,113,836	102,355	506,158	184,896	(119,557)	775,372	—	99,204
American Funds Global Insight Fund, Class R-6	356,993	11,406	—	—	38,783	407,182	4,231	—
						6,589,463
Growth-and-income funds 17%
Capital World Growth and Income Fund, Class R-6	1,083,424	244,456	38,021	2,317	74,878	1,367,054	17,976	89,239
Total 100%				$213,738	$19,158	$7,956,517	$81,815	$511,210

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 14

American Funds Growth Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 75%	Shares	Value (000)
The Growth Fund of America, Class R-6	67,371,458	$5,742,744
New Perspective Fund, Class R-6	54,984,961	4,084,833
SMALLCAP World Fund, Inc., Class R-6	48,013,176	4,050,391
The New Economy Fund, Class R-6 (a)	32,622,559	2,779,442
AMCAP Fund, Class R-6 (a)	58,803,538	2,720,840
New World Fund, Inc., Class R-6	10,464,558	1,112,173
		20,490,423
Growth-and-income funds 25%
Fundamental Investors, Class R-6	27,202,443	2,779,818
The Investment Company of America, Class R-6	40,644,380	2,773,166
Washington Mutual Investors Fund, Class R-6	20,511,473	1,395,395
		6,948,379
Total investment securities 100% (cost: $19,680,228,000)		27,438,802
Other assets less liabilities 0%		(6,479)
Net assets 100%		$27,432,323
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 75%
The Growth Fund of America, Class R-6	$6,286,537	$759,526	$972,282	$106,332	$(437,369)	$5,742,744	$34,200	$582,236
New Perspective Fund, Class R-6	3,714,388	396,630	—	—	(26,185)	4,084,833	48,751	192,728
SMALLCAP World Fund, Inc., Class R-6	3,653,028	245,690	127,528	(14,108)	293,309	4,050,391	36,756	140,692
The New Economy Fund, Class R-6 (a)	2,629,009	236,258	300,022	55,096	159,101	2,779,442	—	236,258
AMCAP Fund, Class R-6 (a)	3,727,877	436,917	1,247,252	337,325	(534,027)	2,720,840	—	353,493
New World Fund, Inc., Class R-6	—	1,060,060	—	—	52,113	1,112,173	—	—
						20,490,423
Growth-and-income funds 25%
Fundamental Investors, Class R-6	2,497,498	198,784	99,545	16,128	166,953	2,779,818	19,363	179,421
The Investment Company of America, Class R-6	2,468,373	272,183	—	—	32,610	2,773,166	23,511	204,436
Washington Mutual Investors Fund, Class R-6	—	1,380,121	12,064	204	27,134	1,395,395	4,972	51,502
						6,948,379
Total 100%				$500,977	$(266,361)	$27,438,802	$167,553	$1,940,766

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 14

American Funds Growth and Income Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 21%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	21,615,487	$1,823,483
American Funds Global Insight Fund, Class R-6	38,427,157	1,202,386
The Growth Fund of America, Class R-6	13,729,974	1,170,343
New World Fund, Inc., Class R-6	6,774,719	720,017
		4,916,229
Growth-and-income funds 42%
Capital World Growth and Income Fund, Class R-6	43,817,412	3,547,019
The Investment Company of America, Class R-6	41,759,311	2,849,238
Washington Mutual Investors Fund, Class R-6	35,029,071	2,383,028
Fundamental Investors, Class R-6	11,691,627	1,194,767
		9,974,052
Equity-income funds 10%
Capital Income Builder, Class R-6	28,393,038	2,383,028
Balanced funds 10%
American Balanced Fund, Class R-6	58,154,813	2,352,362
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	124,402,343	1,145,746
The Bond Fund of America, Class R-6	103,340,138	1,143,975
American Funds Strategic Bond Fund, Class R-6	127,315,483	1,139,473
American Funds Emerging Markets Bond Fund, Class R-6	57,206,286	461,655
		3,890,849
Total investment securities 100% (cost: $17,975,049,000)		23,516,520
Other assets less liabilities 0%		(5,067)
Net assets 100%		$23,511,453
American Funds Portfolio Series — Page 3 of 14

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
SMALLCAP World Fund, Inc., Class R-6	$1,696,637	$114,370	$118,947	$(8,933)	$140,356	$1,823,483	$17,105	$65,476
American Funds Global Insight Fund, Class R-6	1,087,742	23,665	25,327	5,137	111,169	1,202,386	12,892	—
The Growth Fund of America, Class R-6	1,602,416	181,577	517,828	170,337	(266,159)	1,170,343	8,714	148,357
New World Fund, Inc., Class R-6	—	686,279	—	—	33,738	720,017	—	—
						4,916,229
Growth-and-income funds 42%
Capital World Growth and Income Fund, Class R-6	3,351,493	338,038	344,919	44,409	157,998	3,547,019	51,243	273,652
The Investment Company of America, Class R-6	4,431,623	427,577	1,975,107	701,426	(736,281)	2,849,238	35,848	360,680
Washington Mutual Investors Fund, Class R-6	2,158,387	228,204	39,437	2,943	32,931	2,383,028	27,458	184,185
Fundamental Investors, Class R-6	—	1,164,644	14,858	331	44,650	1,194,767	2,758	18,088
						9,974,052
Equity-income funds 10%
Capital Income Builder, Class R-6	2,103,194	201,882	66,106	9,945	134,113	2,383,028	56,924	96,122
Balanced funds 10%
American Balanced Fund, Class R-6	2,179,588	160,605	62,655	5,691	69,133	2,352,362	42,752	117,853
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	1,031,507	164,771	15,173	(327)	(35,032)	1,145,746	52,400	—
The Bond Fund of America, Class R-6	1,028,539	174,286	17,770	(1,728)	(39,352)	1,143,975	36,519	—
American Funds Strategic Bond Fund, Class R-6	1,025,491	180,852	12,707	(991)	(53,172)	1,139,473	35,138	—
American Funds Emerging Markets Bond Fund, Class R-6	—	465,074	—	—	(3,419)	461,655	7,555	—
						3,890,849
Total 100%				$928,240	$(409,327)	$23,516,520	$387,306	$1,264,413

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 4 of 14

American Funds Moderate Growth and Income Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 15%	Shares	Value (000)
New Perspective Fund, Class R-6	11,550,469	$858,084
SMALLCAP World Fund, Inc., Class R-6	9,879,820	833,462
The Growth Fund of America, Class R-6	6,040,150	514,862
New World Fund, Inc., Class R-6	3,295,312	350,226
		2,556,634
Growth-and-income funds 22%
Washington Mutual Investors Fund, Class R-6	30,365,719	2,065,780
Capital World Growth and Income Fund, Class R-6	21,249,149	1,720,118
		3,785,898
Equity-income funds 10%
The Income Fund of America, Class R-6	61,681,850	1,724,625
Balanced funds 36%
American Balanced Fund, Class R-6	88,724,305	3,588,898
American Funds Global Balanced Fund, Class R-6	60,428,061	2,579,674
		6,168,572
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	91,079,381	838,841
The Bond Fund of America, Class R-6	75,358,066	834,214
American Funds Strategic Bond Fund, Class R-6	92,751,673	830,128
American Funds Emerging Markets Bond Fund, Class R-6	42,015,761	339,067
		2,842,250
Total investment securities 100% (cost: $12,968,639,000)		17,077,979
Other assets less liabilities 0%		(3,595)
Net assets 100%		$17,074,384
American Funds Portfolio Series — Page 5 of 14

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
New Perspective Fund, Class R-6	$831,105	$53,583	$19,363	$2,761	$(10,002)	$858,084	$10,818	$42,765
SMALLCAP World Fund, Inc., Class R-6	818,696	44,359	90,676	(8,983)	70,066	833,462	8,158	31,226
The Growth Fund of America, Class R-6	—	504,045	10,334	554	20,597	514,862	—	—
New World Fund, Inc., Class R-6	—	336,030	2,373	158	16,411	350,226	—	—
						2,556,634
Growth-and-income funds 22%
Washington Mutual Investors Fund, Class R-6	2,422,692	215,377	601,308	132,705	(103,686)	2,065,780	28,517	184,312
Capital World Growth and Income Fund, Class R-6	1,636,079	161,159	175,670	37,593	60,957	1,720,118	25,177	134,425
						3,785,898
Equity-income funds 10%
The Income Fund of America, Class R-6	1,573,743	175,025	69,272	4,615	40,514	1,724,625	53,324	91,577
Balanced funds 36%
American Balanced Fund, Class R-6	4,043,407	293,355	862,952	176,379	(61,291)	3,588,898	76,326	217,028
American Funds Global Balanced Fund, Class R-6	2,426,840	143,134	55,671	3,371	62,000	2,579,674	46,810	92,224
						6,168,572
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	773,368	91,088	—	—	(25,615)	838,841	38,325	—
The Bond Fund of America, Class R-6	772,572	91,579	—	—	(29,937)	834,214	26,701	—
American Funds Strategic Bond Fund, Class R-6	770,303	99,890	796	4	(39,273)	830,128	25,679	—
American Funds Emerging Markets Bond Fund, Class R-6	—	341,578	—	—	(2,511)	339,067	5,548	—
						2,842,250
Total 100%				$349,157	$(1,770)	$17,077,979	$345,383	$793,557

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 6 of 14

American Funds Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth-and-income funds 26%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	14,571,399	$991,292
Capital World Growth and Income Fund, Class R-6	10,900,256	882,376
American Mutual Fund, Class R-6	10,671,226	692,029
		2,565,697
Equity-income funds 30%
Capital Income Builder, Class R-6	17,674,631	1,483,432
The Income Fund of America, Class R-6	52,964,888	1,480,898
		2,964,330
Fixed income funds 44%
American Funds Multi-Sector Income Fund, Class R-6	156,893,082	1,444,985
The Bond Fund of America, Class R-6	130,329,869	1,442,752
American High-Income Trust, Class R-6	99,134,970	962,600
American Funds Emerging Markets Bond Fund, Class R-6	47,930,318	386,798
		4,237,135
Total investment securities 100% (cost: $8,720,413,000)		9,767,162
Other assets less liabilities 0%		(2,026)
Net assets 100%		$9,765,136
American Funds Portfolio Series — Page 7 of 14

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 26%
Washington Mutual Investors Fund, Class R-6	$904,440	$117,746	$46,562	$2,412	$13,256	$991,292	$11,544	$77,144
Capital World Growth and Income Fund, Class R-6	644,609	248,199	61,609	7,189	43,988	882,376	11,003	53,005
American Mutual Fund, Class R-6	902,046	71,738	308,821	107,301	(80,235)	692,029	12,445	50,969
						2,565,697
Equity-income funds 30%
Capital Income Builder, Class R-6	1,344,623	101,738	52,745	6,017	83,799	1,483,432	36,286	61,475
The Income Fund of America, Class R-6	1,341,780	139,432	38,227	616	37,297	1,480,898	45,615	78,209
						2,964,330
Fixed income funds 44%
American Funds Multi-Sector Income Fund, Class R-6	1,353,597	140,585	4,728	(49)	(44,420)	1,444,985	66,870	—
The Bond Fund of America, Class R-6	1,352,091	145,733	3,131	(60)	(51,881)	1,442,752	46,641	—
American High-Income Trust, Class R-6	902,483	78,798	—	—	(18,681)	962,600	46,541	—
American Funds Emerging Markets Bond Fund, Class R-6	269,039	120,653	3,538	—	644	386,798	11,335	—
						4,237,135
Total 100%				$123,426	$(16,233)	$9,767,162	$288,280	$320,802

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 8 of 14

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Growth funds 4%	Shares	Value (000)
Capital Group Global Equity ETF (a)	8,293,868	$288,544
Growth-and-income funds 47%
Capital Group Dividend Value ETF (a)	23,024,924	1,140,655
Capital World Growth and Income Fund, Class R-6	9,490,705	768,272
Capital Group Dividend Growers ETF	18,296,002	701,469
Capital Group Conservative Equity ETF	9,987,323	330,680
Capital Group Core Equity ETF	6,069,688	271,254
		3,212,330
Tax-exempt fixed income funds 48%
Capital Group Municipal High-Income ETF	64,445,498	1,635,627
Capital Group Municipal Income ETF	50,968,010	1,376,136
Capital Group Short Duration Municipal Income ETF	8,623,426	225,934
		3,237,697
Short-term securities 1% Money market investments
Capital Group Central Cash Fund 3.70% (b)	166,661	16,668
Money market investments purchased with collateral from securities on loan
Capital Group Central Cash Fund 3.70% (b)(c)	136,539	13,655
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (b)(c)	7,500,000	7,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (b)(c)	6,700,000	6,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)(c)	4,200,000	4,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (b)(c)	2,900,000	2,900
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (b)(c)	2,800,000	2,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (b)(c)	2,100,000	2,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (b)(c)	1,908,849	1,909
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 13.57% (b)(c)	400,000	400
		42,164
Total short-term securities (cost: $58,829,000)		58,832
Total investment securities 100% (cost: $5,632,133,000)		6,797,403
Other assets less liabilities 0%		(30,295)
Net assets 100%		$6,767,108
American Funds Portfolio Series — Page 9 of 14

unaudited
Investments in affiliates (d)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
Capital Group Global Equity ETF (a)	$—	$263,765	$—	$—	$24,779	$288,544	$446	$—
Growth-and-income funds 47%
Capital Group Dividend Value ETF (a)	972,785	10,302	257	39	157,786	1,140,655	10,298	—
Capital World Growth and Income Fund, Class R-6	912,281	12,795	197,503	49,366	(8,667)	768,272	12,796	74,881
Capital Group Dividend Growers ETF	598,538	41,854	—	—	61,077	701,469	12,547	—
Capital Group Conservative Equity ETF	295,995	3,850	—	—	30,835	330,680	3,851	—
Capital Group Core Equity ETF	242,714	1,680	—	—	26,860	271,254	1,679	—
						3,212,330
Tax-exempt fixed income funds 48%
Capital Group Municipal High-Income ETF	1,496,891	148,839	—	—	(10,103)	1,635,627	48,822	1,264
Capital Group Municipal Income ETF	1,257,723	138,138	—	—	(19,725)	1,376,136	32,873	—
Capital Group Short Duration Municipal Income ETF	222,152	4,914	—	—	(1,132)	225,934	4,854	17
						3,237,697
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 3.70% (b)	14,314	283,054	280,701	2	(1)	16,668	485	—
Money market investments purchased with collateral from securities on loan
Capital Group Central Cash Fund 3.70% (b)(c)	—	13,655 (e)		—		13,655	— (f)	—
Total short-term securities						30,323
Total 100%				$49,407	$261,709	$6,768,894	$128,651	$76,162

(a)	All or a portion of this security was on loan.
(b)	Rate represents the seven-day yield at 7/31/2026.
(c)	Security purchased with cash collateral from securities on loan.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Represents net activity.
(f)	Dividend income is included with securities lending income and is not shown in this table.
American Funds Portfolio Series — Page 10 of 14

American Funds Preservation Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	106,761,246	$1,011,028
Intermediate Bond Fund of America, Class R-6	66,602,701	827,206
		1,838,234
Total investment securities 100% (cost: $1,946,292,000)		1,838,234
Other assets less liabilities 0%		(271)
Net assets 100%		$1,837,963
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,034,619	$62,916	$70,300	$(443)	$(15,764)	$1,011,028	$31,078	$—
Intermediate Bond Fund of America, Class R-6	846,449	58,465	56,995	(230)	(20,483)	827,206	26,462	—
						1,838,234
Total 100%				$(673)	$(36,247)	$1,838,234	$57,540	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 14

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio
July 31, 2026
unaudited

Fund investments Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,081,468	$155,860
Capital Group Short Duration Municipal Income ETF (a)	4,442,161	116,385
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,485,144	114,966
		387,211
Short-term securities 1% Money market investments
Capital Group Central Cash Fund 3.70% (b)	21,342	2,134
Money market investments purchased with collateral from securities on loan
Capital Group Central Cash Fund 3.70% (b)(c)	235	23
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (b)(c)	13,054	13
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (b)(c)	11,603	12
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (b)(c)	7,698	8
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)(c)	7,252	7
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (b)(c)	5,077	5
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (b)(c)	3,626	4
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 13.57% (b)(c)	725	1
		73
Total short-term securities (cost: $2,206,000)		2,207
Total investment securities 100% (cost: $391,358,000)		389,418
Other assets less liabilities 0%		23
Net assets 100%		$389,441
American Funds Portfolio Series — Page 12 of 14

unaudited
Investments in affiliates (d)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$157,982	$13,132	$13,228	$(2)	$(2,024)	$155,860	$3,470	$—
Capital Group Short Duration Municipal Income ETF (a)	117,974	9,603	10,600	(3)	(589)	116,385	2,546	9
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	116,550	9,133	9,903	(8)	(806)	114,966	2,532	—
						387,211
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 3.70% (b)	1,976	16,300	16,142	—		2,134	55	—
Money market investments purchased with collateral from securities on loan
Capital Group Central Cash Fund 3.70% (b)(c)	—	23 (e)		—		23	— (f)	—
Total short-term securities						2,157
Total 100%				$(13)	$(3,419)	$389,368	$8,603	$9

(a)	All or a portion of this security was on loan.
(b)	Rate represents the seven-day yield at 7/31/2026.
(c)	Security purchased with cash collateral from securities on loan.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Represents net activity.
(f)	Dividend income is included with securities lending income and is not shown in this table.
American Funds Portfolio Series — Page 13 of 14

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of July 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-900-0926
American Funds Portfolio Series — Page 14 of 14